Summary of significant accounting policies - Loan receivables from Xiaoying Credit Loans and other loans, net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivable from Xiaoying, net	¥ 5,298,631,388	$ 757,694,211	¥ 4,828,316,995
Accrued interest receivable	¥ 79,152,472	11,318,653	71,667,521
Charges off policy of Loans receivables (in days)	60 days
Allowance for credit losses on loans receivable	¥ 236,233,265	33,780,908	175,820,629	$ 25,142,016	¥ 188,719,449	¥ 106,479,154
Xiaoying Credit Loans and other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivable from Xiaoying, net	5,298,631,388	757,694,211	¥ 4,828,316,995
Loans facilitated in 2024 | Xiaoying Credit Loans and other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses on loans receivable	123,023,655	17,592,149
Loans Facilitated In 2025 | Xiaoying Credit Loans and other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses on loans receivable	¥ 184,453,389	$ 26,376,484